Employee Benefit Plan, Statement of Change in Net Asset Available for Benefit (Statement) - EBP002	12 Months Ended
Dec. 31, 2025 USD ($)
Net investment income
Net appreciation of investments	$ 1,644,151,000
Interest	64,925,000
Dividends	164,710,000
Total net investment income	1,873,786,000
Interest on notes receivable from participants	48,961,000
Contributions to the Plan:
Employee	1,237,145,000
Employer	759,012,000
Total contributions	1,996,157,000
Distributions to participants and other	(3,412,618,000)
Increase in net assets	506,286,000
Net assets available for benefits, beginning of year	41,017,392,000
Net assets available for benefits, end of year	$ 41,523,678,000